Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

3. Fair Value Measurements

The Plan applies fair value accounting guidelines for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). Under these guidelines, fair value is defined as the price that would be received for the sale of an asset or paid to transfer a liability (i.e., an exit price) in an orderly transaction between market participants at the measurement date. The guidance establishes a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the plan has the ability to access.

Level 2 - Inputs to the valuation methodology include:

•
Quoted prices for similar assets or liabilities in active markets;
•
Quoted prices for identical assets or liabilities in inactive markets;
•
Inputs other than quoted prices that are observable for the asset or liability;
•
Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 - Unobservable inputs that are supported by little, infrequent, or no market activity and reflect the Company’s own assumptions about inputs used in pricing the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The following is a description of the valuation methodologies used for the investments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Common stocks

The Corporation’s Common Stock and common stock of other companies held in self-directed brokerage accounts are stated at fair value as quoted by the market close price on a recognized securities exchange on the last business day of the Plan year and are classified as Level 1 of the valuation hierarchy.

Money market funds

Money market funds and money market funds held in self-directed brokerage accounts are valued at quoted prices in an active market, which represents the net asset values (“NAV”) of shares held by the Plan at year-end and are classified as Level 1 of the valuation hierarchy.

Mutual funds

Mutual funds and mutual funds held in self-directed brokerage accounts are valued at quoted prices in an active market, which represents the net asset values of shares held by the Plan at year-end and are classified as Level 1 of the valuation hierarchy.

Collective trust funds

Collective trust funds are valued at the NAV of the underlying assets owned by the fund, minus its liabilities and then divided by the number of units outstanding. The NAV is provided by the fund administrators and is used as a practical expedient to estimating fair value and therefore collective trust funds are not assigned to a level in the fair value hierarchy table. The collective trust funds provide for daily redemptions by the Plan at the reported net asset values per share, with no advance notice requirement. As of December 31, 2025 and 2024 there are no unfunded commitments.

As of December 31, 2025, the Plan’s investments measured at fair value on a recurring basis were as follows:

		Fair Value Measurements at December 31, 2025 Using
	Investments Measured at Fair Value at	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	12/31/2025	(Level 1)	(Level 2)	(Level 3)
Company Common Stock	$6,845,556	$6,845,556	$—	$—
Money market funds	497	497	—	—
Mutual funds	138,617,401	138,617,401	—	—
Self-directed brokerage accounts	13,786,948	13,786,948	—	—
Total assets in the fair value hierarchy	159,250,402	159,250,402	-	-
Collective trust funds measured at NAV	18,984,127
Total investments	$178,234,529

As of December 31, 2024, the Plan’s investments measured at fair value on a recurring basis were as follows:

		Fair Value Measurements at December 31, 2024 Using
	Investments Measured at Fair Value at	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	12/31/2024	(Level 1)	(Level 2)	(Level 3)
Company Common Stock	$6,558,301	$6,558,301	$—	$—
Money market funds	6,483,939	6,483,939	—	—
Mutual funds	116,398,624	116,398,624	—	—
Self-directed brokerage accounts	11,163,602	11,163,602	—	—
Total assets in the fair value hierarchy	140,604,466	140,604,466	-	-
Collective trust funds measured at NAV	15,181,961
Total investments	$155,786,427